Income tax and social contribution (Details 3) (Detail) - BRL (R$) R$ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of The Income Tax And Social Contribution Expense [Abstract]
Profit for the period before taxes		R$ 163,000		R$ 82,177		R$ 683,504	R$ 155,359	R$ 40,315
Statutory rate		34.00%		34.00%		34.00%	34.00%	34.00%
Expected income tax and social contribution		R$ (55,420)		R$ (27,940)		R$ (232,391)	R$ (52,822)	R$ (13,707)
Permanent additions (exclusions)
Participation in the results of partners and managers						(314)		(234)
Gifts		(364)		(37)		(375)		(149)
R&D and technological innovation benefit - Law 11.196/05		13,553	[1]	5,551	[1]	24,987	15,898	11,596
Interest on own capital							8,860
No taxable earnings	[2]	30,916
Tax Incentives - Law Rounet Art. 18						1,981
Other additions		(3,228)		874		1,402	485	(2,333)
Income tax and social contribution expense		R$ (14,544)		R$ (21,552)		(204,711)	(27,580)	(4,826)
Effective rate		9.00%		26.00%
Income tax and social contribution - current		R$ (20,935)		R$ (19,085)		(214,988)	(7,431)	(2,587)
Income tax and social contribution - deferred		R$ 6,391		R$ (2,468)		R$ 10,278	R$ (20,149)	R$ (2,239)

[1]	Refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the income tax charges, based on the amount invested by the PagSeguro Group on some specific property and equipment.
[2]	Refers to the benefit granted by based on the local law of Cayman (The Companies Law of 1960), there is no taxation on the income earned in the companies based in this locality. As a result of the local tax regulations, all the exchange variantions from dolar to reais which generates income has no tax impacts for the PagSeguro Digital.